Collaborative Agreements (Details)												1 Months Ended	12 Months Ended
		Jun. 10, 2022 USD ($)	Aug. 05, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 25, 2017 USD ($)	Aug. 15, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 TWD ($)	Jul. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD ($)	Jul. 01, 2022	Dec. 24, 2018 USD ($) $ / shares shares	Dec. 24, 2018 $ / shares
Collaborative Agreements [Line Items]
Milestone payments royalty percentage													12.00%
Collaboration revenue																		$ 50,000,000
Cash equivalent												$ 1,600,000	$ 100,000,000				$ 1,600,000
Percentage of net sales													5.00%
Agreement percentage													15.00%	10.00%	5.00%
Outstanding amount (in Shares) | shares														5,000,000
Value of new shares issued	[1]												$ 7,940	$ 3,286
Common stock per share price | (per share)													$ 0.001	$ 0.001						$ 1.6	$ 50
Equity method long term investment (in Shares) | shares																				1,530,000
Recognized investment loss														$ (7,446)		$ 549
Service agreement eligibility amount		$ 3,000,000
Milestone regulatory payment amount period		3 years
Loan amount													$ 1,000,000
Percentage of working capital convertible loan													5.00%
Conversion of shares, description													The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note.
Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Ownership percentage													26.65%	26.65%
Ownership percentage																			12.80%
BHK Co-Development Agreement [Member]
Collaborative Agreements [Line Items]
Milestone payment										$ 31,649,000	$ 10,000,000
Description of payment settlement													●Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Upfront cash payment												$ 1,000,000					1,000,000
Data and development percentage												10.00%
Total cash amount									$ 1,000,000			$ 10,000,000
Co-Dev Agreement [Member]
Collaborative Agreements [Line Items]
Data and development percentage													50.00%
Cash amount								$ 3,000,000
Addition cash payment													$ 3,000,000
Additional paid-in capital						$ 3,000,000
Cash received						450,000
Co-Dev Agreement [Member] | Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Ownership percentage													6.40%
Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Value of new shares issued																				$ 2,550,000
Collaborative Agreement [Member]
Collaborative Agreements [Line Items]
Data and development percentage													50.00%
Total cash amount					$ 3,000,000
Cash amount													$ 3,000,000
Licensing rights							$ 3,000,000
Research and development expense						$ 3,000,000
BioFirst Corporation Purchase Agreement [Member]
Collaborative Agreements [Line Items]
Shares issued (in Shares) | shares			414,702	428,571
Common stock consideration			$ 2,902,911	$ 3,000,000
Service Agreements [Member] | Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Ownership percentage													31.62%
BioLite Taiwan [Member]
Collaborative Agreements [Line Items]
Collaboration revenue																	50,000,000
Cash equivalent												$ 1,600,000					$ 1,600,000
Outstanding amount (in Shares) | shares														5,000,000

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.